TYPE>			13F-HR
<PERIOD>		6/30/09
<FILER>
CIK			0001034646
CCC			jyfwh9*n
</FILER>
<SRO>			NONE
<DOCUMENT-COUNT>	1
<SUBMISSION-CONTACT>
NAME			LOUISE ORZO
PHONE			212-317-0200
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	NICADV@AOL.COM

				13F-HR
			FORM 13F HOLDINGS REPORT

				UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				FORM 13F

				FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED JUNE 30, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one.)[ ] is a restatement.
				[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nicholas Advisors, Inc.
Address:	126 East 56th Street
		Floor 4
		New York, NY 10022

13F File Number:  028-06218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Louise Orzo
Title:  Managing Director
Phone:  212-317-0200
Signature, Place, and Date of Signing:
Louise Orzo, New York, NY, August 4, 2009


Report type (Check only one):

[X]	13F HOLDING REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:

Form 13 F Information Table Value Total: $55,667,851




				Form 13 F information Table
				    Title of		     Value	Shares/	Sh/	Put/	Invstmt	Other	     Voting Authority
Name of Issuer			      Class	CUSIP	    (x$1000)	PRN AMT	PRN	Call	Dscretn	Mngrs	Sole	Shared	None

3M Company				COM	88579Y101	301 	5000	SH		SOLE		5000	0	0
Accenture, Ltd.				COM	G1150G111	913 	27300	SH		SOLE		27300	0	0
American Express Company		COM	025816109	283 	12175	SH		SOLE		12175	0	0
Apple, Inc.				COM	037833100	1139 	8000	SH		SOLE		8000	0	0
Archer-Daniels-Midland Company		COM	039483102	214 	8000	SH		SOLE		8000	0	0
Ashland, Inc.				COM	044209104	429 	15300	SH		SOLE		15300	0	0
AT&T Inc.				COM	00206R102	1352 	54440	SH		SOLE		54440	0	0
Bank of New York Mellon Corp		COM	064058100	361 	12325	SH		SOLE		12325	0	0
Berkshire Hathaway Inc Del		CL B	084670207	382 	132	SH		SOLE		132	0	0
BP P.L.C.			SPONSORED ADR	055622104	271 	5692	SH		SOLE		5692	0	0
Bristol-Myers Squibb Co.		COM	110122108	868 	42715	SH		SOLE		42715	0	0
C.R. Bard, Inc.				COM	067383109	1154 	15500	SH		SOLE		15500	0	0
Cadbury Schweppes PLC		SPONSORED ADR	12721E102	481 	13992	SH		SOLE		13992	0	0
Chesapeake Energy Corporation		COM	165167107	791 	39895	SH		SOLE		39895	0	0
Chevron Corporation			COM	166764100	1388 	20950	SH		SOLE		20950	0	0
Chimera Investment Corporation		COM	16934Q109	175 	50000	SH		SOLE		50000	0	0
Chipotle Mexican Grill Inc		CL B	169656204	589 	8445	SH		SOLE		8445	0	0
Cisco Systems, Inc.			COM	17275R102	731 	39240	SH		SOLE		39240	0	0
CitiGroup				COM	172967101	45 	15100	SH		SOLE		15100	0	0
Coca-Cola Company			COM	191216100	811 	16900	SH		SOLE		16900	0	0
Comcast Corporation		CL A SPL	20030N200	368 	26100	SH		SOLE		26100	0	0
Costco Wholesale Corporation		COM	22160K105	895 	19575	SH		SOLE		19575	0	0
Covidien PLC				COM	G2554F105	1155 	30845	SH		SOLE		30845	0	0
Curis, Inc.				COM	231269101	588 	370000	SH		SOLE		370000	0	0
CVS/Caremark Corporation		COM	126650100	772 	24225	SH		SOLE		24225	0	0
Devon Energy Corporation		COM	25179M103	629 	11550	SH		SOLE		11550	0	0
Disney (Walt) Co.			COM	254687106	686 	29400	SH		SOLE		29400	0	0
Dow Chemical Company			COM	260543103	231 	14300	SH		SOLE		14300	0	0
Eli Lilly & Co.				COM	532457108	1697 	49000	SH		SOLE		49000	0	0
Emerson Electric Co.			COM	291011104	421 	13000	SH		SOLE		13000	0	0
Energy Transfer Partners, L.P.	UNIT LTD PARTN	29273R109	243 	6000	SH		SOLE		6000	0	0
Exxon Mobil Corporation			COM	30231G102	1674 	23944	SH		SOLE		23944	0	0
First Energy Corp.			COM	337932107	209 	5400	SH		SOLE		5400	0	0
Fluor Corporation			COM	343412102	974 	18995	SH		SOLE		18995	0	0
General Electric Co.			COM	369604103	667 	56900	SH		SOLE		56900	0	0
Goldman Sachs Group, Inc.		COM	38141G104	537 	3645	SH		SOLE		3645	0	0
Google, Inc.				CL A	38259P508	346 	821	SH		SOLE		821	0	0
Hewlett-Packard Company			COM	428236103	683 	17675	SH		SOLE		17675	0	0
IAC/InterActive Corp.			COM	44919P508	374 	23300	SH		SOLE		23300	0	0
Intel Corporation			COM	458140100	365 	22025	SH		SOLE		22025	0	0
International Business Machine		COM	459200101	891 	8530	SH		SOLE		8530	0	0
iShares MSCI Australia Index	MSCI AUSTRALIA	464286103	336 	20000	SH		SOLE		20000	0	0
iShares MSCI EAFE Index Fund	MSCI EAFE IDX	464287465	7989 	174404	SH		SOLE		174404	0	0
iShares MSCI Emerging Markets 	MSCI EMERG MKT	464287234	2946 	91415	SH		SOLE		91415	0	0
iSHR Nasdaq Biotechnology Inde	NASDQ BIO INDX	464287556	1366 	18775	SH		SOLE		18775	0	0
J.P. Morgan Chase & Co.			COM	46625H100	848 	24875	SH		SOLE		24875	0	0
Kinder Morgan Energy Partners,	UT LTD PARTNER	494550106	511 	10000	SH		SOLE		10000	0	0
Kraft Foods, Inc.			CL A	50075N104	702 	27691	SH		SOLE		27691	0	0
L-3 Communications Holdings, I		COM	502424104	618 	8910	SH		SOLE		8910	0	0
Linn Energy, LLC		UNIT LTD LIAB	536020100	294 	15000	SH		SOLE		15000	0	0
McDonald's Corp.			COM	580135101	1198 	20830	SH		SOLE		20830	0	0
Microsoft Corp.				COM	594918104	706 	29695	SH		SOLE		29695	0	0
NASDAQ OMX Group, Inc.			COM	631103108	469 	22025	SH		SOLE		22025	0	0
Nokia Corporation		SPONSORED ADR	654902204	309 	21200	SH		SOLE		21200	0	0
NYSE Euronext, Inc.			COM	629491101	621 	22800	SH		SOLE		22800	0	0
Oil Service Holders Trust	DEPOSTRY RCPT	678002106	938 	9600	SH		SOLE		9600	0	0
Oracle Corporation			COM	68389X105	361 	16875	SH		SOLE		16875	0	0
Pall Corporation			COM	696429307	345 	13000	SH		SOLE		13000	0	0
Paychex, Inc.				COM	704326107	302 	12000	SH		SOLE		12000	0	0
Pepsico, Inc.				COM	713448108	1375 	25025	SH		SOLE		25025	0	0
PNC Financial Services Group, 		COM	693475105	272 	7000	SH		SOLE		7000	0	0
Procter & Gamble Co.			COM	742718109	690 	13509	SH		SOLE		13509	0	0
Ralcorp Holdings, Inc.			COM	751028101	513 	8421	SH		SOLE		8421	0	0
Schlumberger Ltd.			COM	806857108	551 	10190	SH		SOLE		10190	0	0
Teva Pharmaceutical Industries		ADR	881624209	792 	16062	SH		SOLE		16062	0	0
Texas Instruments, Inc.			COM	882508104	245 	11500	SH		SOLE		11500	0	0
Ultra Financials ProShares	ULTRA FINL PRO	74347R743	166 	43000	SH		SOLE		43000	0	0
United Technologies Corp.		COM	913017109	1346 	25900	SH		SOLE		25900	0	0
Verizon Communications			COM	92343V104	670 	21800	SH		SOLE		21800	0	0
Waste Management, Inc.			COM	94106L109	787 	27960	SH		SOLE		27960	0	0
Yahoo! Inc.				COM	984332106	313 	20000	SH		SOLE		20000	0	0
